STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 300,666	$ 325,505	$ 273,969
EXPENSES
Charges for mortality and expense risk, and for administration	40,145	40,843	40,024
NET INVESTMENT INCOME	260,521	284,662	233,945
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	224,793	146,348	479,615
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(60,256)	(11,607)	5,677
NET GAIN (LOSS) ON INVESTMENTS	164,537	134,741	485,292
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 425,058	$ 419,403	$ 719,237